EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Jul. 08, 2022 - Kin - Events After Reporting Period	CAD ($) shares	$ / shares
Statement [Line Items]
Servise fees payment | $	$ 12,500
Stock options grant | shares	1,000,000
Stock price | $ / shares		$ 0.11
Vesting term	five-year
Description of stock option	vesting in three instalments of 33%, 33% and 34%, with the first instalment vesting 90 days after the Effective Date of the Investor Relations Agreement.